Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2018
Disclosure Of Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
43)	QUARTERLY FINANCIAL DATA (UNAUDITED)

	For the three months ended				Year Ended
	30-Jun-17	30-Sep-17	31-Dec-17	31-Mar-18	31-Mar-18
Revenue
Air ticketing	41,325	40,322	40,474	45,270	167,391
Hotels and packages	134,574	98,274	113,720	93,395	439,963
Other revenue	16,157	14,321	18,283	19,141	67,902
Total revenue	192,056	152,917	172,477	157,806	675,256
Other income	12	88	174	161	435
Service cost
Procurement cost of hotel and packages Services	58,357	32,271	43,730	34,989	169,347
Other cost of providing services	1,819	1,376	1,661	1,674	6,530
Personnel expenses	29,821	29,015	26,894	28,427	114,157
Marketing and sales promotion expenses	133,021	115,947	108,971	93,879	451,818
Other operating expenses	29,599	28,272	32,632	30,063	120,566
Depreciation, amortization and impairment	7,447	7,707	6,931	10,627	32,712
Result from operating activities	(67,996)	(61,583)	(48,168)	(41,692)	(219,439)
Loss before tax	(68,415)	(62,271)	(45,432)	(44,031)	(220,149)
Loss for the period	(68,454)	(62,321)	(45,348)	(44,117)	(220,240)

	For the three months ended				Year Ended
	30-Jun-16	30-Sep-16	31-Dec-16	31-Mar-17*	31-Mar-17*
Revenue
Air ticketing	23,880	23,556	38,216	32,862	118,514
Hotels and packages	95,571	57,628	82,175	78,880	314,254
Other revenue	1,775	1,925	2,857	8,291	14,848
Total revenue	121,226	83,109	123,248	120,033	447,616
Other income	-	206	93	64	363
Service cost
Procurement cost of hotel and packages services	62,358	29,913	46,703	34,945	173,919
Personnel expenses	13,141	14,243	13,652	32,700	73,736
Marketing and sales promotion expenses	52,679	48,358	44,552	78,835	224,424
Other operating expenses	18,669	17,419	18,202	27,295	81,585
Depreciation, amortization and impairment	2,191	2,496	3,377	21,638	29,702
Result from operating activities	(27,812)	(29,114)	(3,145)	(75,316)	(135,387)
Profit (Loss) before tax	(14,284)	(39,350)	16,608	(73,084)	(110,110)
Profit (Loss) for the period	(14,314)	(39,447)	16,556	(73,098)	(110,303)

*

The operations of ibibo Group have been consolidated in the financial statements of the Group from January 31, 2017. During the three months ended March 31, 2017, ibibo Group contributed revenue of USD 28,740 and loss of USD 26,470 to the Group’s result.